UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments:

Putnam American Government Income Fund

The fund's portfolio
12/31/14 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (35.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.4%)

Government National Mortgage Association Pass-Through Certificates
6s, January 15, 2029			$4	$5
5s, TBA, January 1, 2045			4,000,000	4,371,719
4 1/2s, TBA, January 1, 2045			14,000,000	15,300,468
4s, with due dates from March 20, 2044 to July 20, 2044			1,568,449	1,700,590
4s, TBA, January 1, 2045			2,000,000	2,143,906

				23,516,688
U.S. Government Agency Mortgage Obligations (30.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, October 1, 2029			499,081	584,288
6s, September 1, 2021			6,442	7,031
5 1/2s, with due dates from July 1, 2019 to August 1, 2019			131,681	141,216
4 1/2s, with due dates from January 1, 2037 to May 1, 2044			4,277,911	4,731,704
4s, with due dates from April 1, 2041 to October 1, 2043			4,287,086	4,611,739
3 1/2s, with due dates from August 1, 2043 to February 1, 2044			2,721,050	2,836,686
3s, March 1, 2043			865,696	876,957

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from July 1, 2016 to February 1, 2017			15,260	15,908
6s, January 1, 2038			1,799,556	2,029,362
6s, with due dates from July 1, 2016 to August 1, 2022			814,426	887,003
6s, TBA, January 1, 2045			4,000,000	4,533,750
5 1/2s, with due dates from September 1, 2017 to February 1, 2021			221,747	238,737
5 1/2s, TBA, January 1, 2045			11,000,000	12,306,250
5s, January 1, 2038			13,393	14,809
5s, March 1, 2021			12,106	13,032
4 1/2s, with due dates from March 1, 2039 to February 1, 2044			6,274,589	6,858,652
4 1/2s, TBA, January 1, 2045			28,000,000	30,404,063
4s, November 1, 2044(FWC)			2,000,000	2,151,875
4s, with due dates from July 1, 2042 to June 1, 2044			47,093,452	50,650,870
4s, with due dates from May 1, 2019 to September 1, 2020			63,991	67,867
4s, TBA, January 1, 2045			19,000,000	20,285,468
3 1/2s, with due dates from March 1, 2043 to July 1, 2043			1,834,546	1,917,614
3 1/2s, TBA, January 1, 2045			10,000,000	10,429,688
3s, February 1, 2043			899,582	912,127
3s, TBA, January 1, 2045			11,000,000	11,133,203

				168,639,899

Total U.S. government and agency mortgage obligations (cost $191,209,203)				$192,156,587

U.S. TREASURY OBLIGATIONS (27.5%)(a)
			Principal amount	Value

U.S. Treasury Bonds
7 1/8s, February 15, 2023(SEGSF)			$12,085,000	$16,706,102
6 1/4s, August 15, 2023			17,682,000	23,538,818
4 1/2s, August 15, 2039(SEGSF)(SEGCCS)			42,774,000	57,063,322

U.S. Treasury Notes 0 5/8s, May 31, 2017(SEGSF)			52,927,000	52,615,329

Total U.S. treasury obligations (cost $141,132,140)				$149,923,571

MORTGAGE-BACKED SECURITIES (23.4%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (23.4%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.957s, 2032			$67,259	$98,224
IFB Ser. 3408, Class EK, 25.146s, 2037			389,559	615,633
IFB Ser. 2976, Class LC, 23.83s, 2035			122,131	190,532
IFB Ser. 2979, Class AS, 23.684s, 2034			59,910	74,746
IFB Ser. 3072, Class SM, 23.207s, 2035			367,338	558,994
IFB Ser. 3072, Class SB, 23.06s, 2035			299,210	453,663
IFB Ser. 3249, Class PS, 21.744s, 2036			181,516	269,519
IFB Ser. 3065, Class DC, 19.378s, 2035			2,025,456	2,930,349
IFB Ser. 2990, Class LB, 16.535s, 2034			504,632	665,640
IFB Ser. 4105, Class HS, IO, 6.439s, 2042			4,192,727	1,036,484
IFB Ser. 3232, Class KS, IO, 6.139s, 2036			2,003,345	267,947
IFB Ser. 4136, Class ES, IO, 6.089s, 2042			4,220,420	779,300
Ser. 4175, Class S, IO, 5.939s, 2043			3,016,017	719,070
IFB Ser. 4240, Class SA, IO, 5.839s, 2043			3,473,329	792,440
IFB Ser. 326, Class S2, IO, 5.789s, 2044			9,387,904	2,303,452
IFB Ser. 327, Class S8, IO, 5.759s, 2044			3,550,735	832,647
IFB Ser. 315, Class S1, IO, 5.759s, 2043			4,177,159	1,044,615
Ser. 4122, Class TI, IO, 4 1/2s, 2042			4,311,384	839,426
Ser. 4018, Class DI, IO, 4 1/2s, 2041			5,988,440	970,307
Ser. 4329, Class MI, IO, 4 1/2s, 2026			7,150,357	907,452
Ser. 4116, Class MI, IO, 4s, 2042			8,796,604	1,648,953
Ser. 4019, Class JI, IO, 4s, 2041			6,945,189	1,090,395
Ser. 4165, Class AI, IO, 3 1/2s, 2043			3,630,000	602,072
Ser. 303, Class C19, IO, 3 1/2s, 2043			3,204,120	673,791
Ser. 4136, Class IQ, IO, 3 1/2s, 2042			8,159,505	1,227,321
Ser. 4122, Class AI, IO, 3 1/2s, 2042			5,667,062	792,556
Ser. 4199, Class CI, IO, 3 1/2s, 2037			5,447,600	762,119
Ser. 304, IO, 3 1/2s, 2027			7,429,264	910,976
Ser. 304, Class C37, IO, 3 1/2s, 2027			5,499,626	674,859
FRB Ser. T-57, Class 2A1, 3.245s, 2043			1,272	1,247
Ser. 4150, Class DI, IO, 3s, 2043			6,273,612	1,027,305
Ser. 4141, Class PI, IO, 3s, 2042			5,209,533	660,256
Ser. 4158, Class TI, IO, 3s, 2042			12,555,699	1,604,744
Ser. 4165, Class TI, IO, 3s, 2042			13,682,217	1,778,688
Ser. 4171, Class NI, IO, 3s, 2042			9,383,305	1,140,635
Ser. 4183, Class MI, IO, 3s, 2042			4,250,684	540,262
Ser. 4201, Class JI, IO, 3s, 2041			8,562,897	1,085,950
Ser. 4057, Class IL, IO, 3s, 2027			14,094,533	1,656,249
Ser. 3939, Class EI, IO, 3s, 2026			7,201,491	687,067
Ser. 3835, Class FO, PO, zero %, 2041			9,394,164	8,139,105
Ser. 3391, PO, zero %, 2037			102,599	92,399
Ser. 3300, PO, zero %, 2037			61,954	54,539
Ser. 3210, PO, zero %, 2036			24,857	23,382
FRB Ser. 3117, Class AF, zero %, 2036			9,261	7,699
Ser. 3326, Class WF, zero %, 2035			14,703	11,657
FRB Ser. 3036, Class AS, zero %, 2035			3,639	3,620

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.883s, 2036			306,798	570,356
IFB Ser. 05-74, Class NK, 26.653s, 2035			92,841	147,263
IFB Ser. 06-8, Class HP, 23.945s, 2036			335,799	515,511
IFB Ser. 05-45, Class DA, 23.799s, 2035			590,451	915,269
IFB Ser. 07-53, Class SP, 23.579s, 2037			433,279	669,048
IFB Ser. 08-24, Class SP, 22.662s, 2038			2,579,293	3,818,688
IFB Ser. 05-122, Class SE, 22.507s, 2035			576,260	851,722
IFB Ser. 05-75, Class GS, 19.742s, 2035			369,028	508,992
IFB Ser. 05-106, Class JC, 19.598s, 2035			507,321	756,081
IFB Ser. 05-83, Class QP, 16.953s, 2034			156,174	209,503
IFB Ser. 11-4, Class CS, 12.561s, 2040			1,396,119	1,695,644
IFB Ser. 13-19, Class DS, IO, 6.031s, 2041			3,986,173	698,203
Ser. 06-10, Class GC, 6s, 2034			1,079,847	1,096,044
IFB Ser. 13-59, Class SC, IO, 5.981s, 2043			4,787,970	1,047,364
IFB Ser. 12-153, Class SK, IO, 5.981s, 2043			2,314,487	551,264
IFB Ser. 12-111, Class JS, IO, 5.931s, 2040			2,854,897	543,464
IFB Ser. 13-128, Class SA, IO, 5.831s, 2043			5,317,934	1,254,766
IFB Ser. 13-101, Class AS, IO, 5.781s, 2043			5,847,024	1,488,302
IFB Ser. 13-103, Class SK, IO, 5.751s, 2043			2,429,426	606,744
IFB Ser. 13-136, Class SB, IO, 5.731s, 2044			14,024,821	3,207,196
IFB Ser. 13-102, Class SH, IO, 5.731s, 2043			5,857,020	1,433,916
Ser. 409, Class 82, IO, 4 1/2s, 2040			3,697,884	737,691
Ser. 418, Class C24, IO, 4s, 2043			3,978,512	818,082
Ser. 12-96, Class PI, IO, 4s, 2041			3,913,482	629,523
Ser. 409, Class C16, IO, 4s, 2040			6,677,629	1,262,503
Ser. 418, Class C15, IO, 3 1/2s, 2043			8,430,132	1,736,740
Ser. 12-124, Class JI, 3 1/2s, 2042			2,960,645	472,904
Ser. 13-22, Class PI, IO, 3 1/2s, 2042			6,239,377	1,117,697
Ser. 417, Class C19, IO, 3 1/2s, 2033			5,153,632	821,231
FRB Ser. 03-W14, Class 2A, 3.463s, 2043			1,141	1,135
FRB Ser. 03-W3, Class 1A4, 3.391s, 2042			2,069	2,006
FRB Ser. 04-W7, Class A2, 3.359s, 2034			541	558
FRB Ser. 03-W11, Class A1, 3.291s, 2033			61	63
Ser. 13-55, Class IK, IO, 3s, 2043			4,519,725	590,366
Ser. 12-151, Class PI, IO, 3s, 2043			4,004,624	530,613
Ser. 13-8, Class NI, IO, 3s, 2042			5,908,995	766,346
Ser. 12-145, Class TI, IO, 3s, 2042			5,078,161	545,395
Ser. 13-35, Class IP, IO, 3s, 2042			3,712,101	407,461
Ser. 13-55, Class PI, IO, 3s, 2042			8,289,979	960,891
Ser. 13-53, Class JI, IO, 3s, 2041			5,560,295	685,807
Ser. 13-23, Class PI, IO, 3s, 2041			5,486,080	520,794
Ser. 13-30, Class IP, IO, 3s, 2041			7,886,130	767,636
Ser. 13-23, Class LI, IO, 3s, 2041			4,954,030	497,335
Ser. 14-28, Class AI, IO, 3s, 2040			5,704,185	774,076
FRB Ser. 04-W2, Class 4A, 2.761s, 2044			1,040	1,081
FRB Ser. 07-95, Class A3, 0.42s, 2036			11,444,382	10,929,385
Ser. 01-50, Class B1, IO, 0.416s, 2041			7,512,701	100,952
Ser. 01-79, Class BI, IO, 0.312s, 2045			1,463,725	14,409
Ser. 08-53, Class DO, PO, zero %, 2038			272,393	244,705
Ser. 07-64, Class LO, PO, zero %, 2037			74,693	68,940
Ser. 07-44, Class CO, PO, zero %, 2037			137,986	124,412
Ser. 08-36, Class OV, PO, zero %, 2036			44,353	40,895
Ser. 1988-12, Class B, zero %, 2018			2,895	2,779

Government National Mortgage Association
IFB Ser. 11-81, Class SB, IO, 6.544s, 2036			5,487,111	860,050
IFB Ser. 11-128, Class TS, IO, 5.889s, 2041			1,803,976	314,794
IFB Ser. 12-34, Class SA, IO, 5.885s, 2042			4,322,510	954,540
IFB Ser. 11-70, Class SN, IO, 5.739s, 2041			1,469,000	266,947
Ser. 13-51, Class QI, IO, 5s, 2043			5,768,203	1,187,961
Ser. 13-3, Class IT, IO, 5s, 2043			3,620,897	775,155
Ser. 13-6, Class OI, IO, 5s, 2043			1,676,901	343,379
Ser. 13-16, Class IB, IO, 5s, 2040			3,321,942	259,685
Ser. 10-35, Class UI, IO, 5s, 2040			6,784,232	1,433,169
Ser. 10-9, Class UI, IO, 5s, 2040			14,058,430	2,984,977
Ser. 09-121, Class UI, IO, 5s, 2039			6,550,200	1,340,826
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			895,210	179,140
Ser. 13-24, Class IK, IO, 4 1/2s, 2043			4,236,429	833,094
Ser. 12-129, Class IO, IO, 4 1/2s, 2042			5,919,302	1,395,298
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			4,245,976	660,631
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			10,648,962	1,981,772
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			8,329,847	1,581,980
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			2,284,883	460,061
Ser. 09-121, Class CI, IO, 4 1/2s, 2039			5,214,371	1,288,419
Ser. 11-81, Class PI, IO, 4 1/2s, 2037			4,007,849	286,120
Ser. 13-165, Class IL, IO, 4s, 2043			2,417,457	396,028
Ser. 12-56, Class IB, IO, 4s, 2042			7,882,208	1,531,096
Ser. 12-47, Class CI, IO, 4s, 2042			3,461,455	636,833
Ser. 14-4, Class IK, IO, 4s, 2039			4,778,040	713,027
Ser. 11-71, Class IK, IO, 4s, 2039			4,905,356	659,888
Ser. 10-114, Class MI, IO, 4s, 2039			8,420,708	1,036,422
Ser. 14-182, Class BI, IO, 4s, 2039			3,965,875	763,431
Ser. 10-116, Class QI, IO, 4s, 2034			1,923,870	67,622
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			6,980,387	918,270
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			4,378,223	597,190
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			4,101,209	566,951
Ser. 12-136, Class IO, IO, 3 1/2s, 2042			6,672,326	1,444,025
Ser. 14-46, Class JI, IO, 3 1/2s, 2041			3,395,121	502,240
Ser. 13-18, Class GI, IO, 3 1/2s, 2041			4,452,167	646,009
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			3,577,656	393,270
Ser. 14-102, Class IG, IO, 3 1/2s, 2041			3,527,106	588,462
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			4,383,397	553,360
Ser. 14-147, Class MI, IO, 3 1/2s, 2039			11,832,214	1,277,524
Ser. 14-160, Class IB, IO, 3s, 2040			9,333,760	1,095,783
Ser. 14-141, Class CI, IO, 3s, 2040			5,677,025	721,416
Ser. 14-44, Class IC, IO, 3s, 2028			7,260,421	771,741
Ser. 10-151, Class KO, PO, zero %, 2037			492,148	442,604
Ser. 06-36, Class OD, PO, zero %, 2036			5,958	5,293

				127,724,520

Total mortgage-backed securities (cost $122,640,506)				$127,724,520

PURCHASED SWAP OPTIONS OUTSTANDING (1.2%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.3925/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.3925		$47,617,700	$496,653

2.38/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.38		35,216,800	351,112

2.285/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.285		47,617,700	215,232

2.28/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.28		35,216,800	172,562

Barclays Bank PLC

2.43/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.43		47,617,700	618,078

2.33/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.33		47,617,700	304,753

Citibank, N.A.

2.426/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.426		71,576,900	897,574

2.528/3 month USD-LIBOR-BBA/Mar-25	Mar-15/2.528		23,808,850	508,557

2.322/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.322		71,576,900	408,704

2.20/3 month USD-LIBOR-BBA/May-25	May-15/2.20		35,216,800	308,499

2.2425/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.2425		70,702,000	242,508

(2.4775)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.4775		70,702,000	77,065

Credit Suisse International

2.25/3 month USD-LIBOR-BBA/May-25	May-15/2.25		58,200,000	598,296

2.40/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.40		46,692,000	520,149

2.30/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.30		46,692,000	261,008

(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60		50,085,500	47,080

Goldman Sachs International

2.23/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.23		70,702,000	216,348

(2.89)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.89		11,904,425	85,355

(2.47)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.47		70,702,000	84,135

(2.94)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.94		11,904,425	46,665

(3.04)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/3.04		11,904,425	20,000

Total purchased swap options outstanding (cost $5,590,593)				$6,480,333

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/$100.37		$36,000,000	$189,000

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.41		21,000,000	54,180

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/99.22		21,000,000	46,620

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/103.13		21,000,000	1,260

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/102.94		21,000,000	630

Total purchased options outstanding (cost $1,326,328)				$291,690

SHORT-TERM INVESTMENTS (34.2%)(a)
		Principal amount/shares		Value

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.09%, May 1, 2015			$14,000,000	$13,995,786

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.11%, March 6, 2015			12,100,000	12,099,359

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.10%, January 9, 2015			10,000,000	9,999,778

Federal Home Loan Mortgage Corporation unsec. discount notes with an effective yield of 0.08%, April 27, 2015			16,000,000	15,995,552

Federal Home Loan Mortgage Corporation unsec. discount notes with an effective yield of 0.16%, April 10, 2015			1,800,000	1,799,573

Federal Home Loan Mortgage Corporation unsec. discount notes with an effective yield of 0.10%, March 16, 2015			6,000,000	5,999,634

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.07%, April 6, 2015			4,000,000	3,999,092

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.09%, March 3, 2015			5,600,000	5,599,720

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.06%, February 26, 2015			5,000,000	4,999,533

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.05%, February 18, 2015			6,000,000	5,999,600

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.06%, January 28, 2015			2,000,000	1,999,910

Federal National Mortgage Association unsec. discount notes with an effective yield of 0.04%, January 20, 2015			5,000,000	4,999,881

Putnam Money Market Liquidity Fund 0.09%(AFF)		Shares	97,563,257	97,563,257

U.S. Treasury Bills with an effective yield of 0.09%, June 11, 2015(SEG)			$108,000	107,969

U.S. Treasury Bills with effective yields ranging from zero% to 0.01%, February 5, 2015(SEG)			74,000	73,999

U.S. Treasury Bills with an effective yield of 0.02%, January 29, 2015(SEG)			563,000	562,990

U.S. Treasury Bills with an effective yield of 0.01%, January 15, 2015(SEG)			152,000	151,999

U.S. Treasury Bills with an effective yield of 0.05%, January 8, 2015(SEGSF)(SEG)			400,000	399,996

Total short-term investments (cost $186,344,392)				$186,347,628

TOTAL INVESTMENTS

Total investments (cost $648,243,162)(b)				$662,924,329

FUTURES CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Short)	240	$34,695,000	Mar-15	$(958,518)
U.S. Treasury Bond Ultra 30 yr (Long)	38	6,277,125	Mar-15	284,334
U.S. Treasury Note 2 yr (Long)	102	22,296,563	Mar-15	(30,475)
U.S. Treasury Note 5 yr (Long)	618	73,498,547	Mar-15	(55,909)
U.S. Treasury Note 10 yr (Long)	590	$74,810,156	Mar-15	464,426

Total				$(296,142)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/14 (premiums $5,503,422) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.48)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.48	$35,216,800	$599,742
(2.50)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.50	47,617,700	890,451
Barclays Bank PLC

(2.53)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.53	47,617,700	1,011,876
Citibank, N.A.

(2.28)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.28	23,808,850	28,571
2.36/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.36	35,351,000	130,799
(2.36)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.36	35,351,000	306,140
(2.53)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.53	23,808,850	515,700
(2.53)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.53	71,576,900	1,521,009
Credit Suisse International

(2.51)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.51	46,692,000	906,292
Goldman Sachs International

(2.49)/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.49	11,904,425	59,403
2.84/3 month USD-LIBOR-BBA/Feb-45	Feb-15/2.84	11,904,425	101,068
2.35/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.35	35,351,000	142,818
(2.35)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.35	35,351,000	285,989
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	6,128,000	938,007

Total			$7,437,865

WRITTEN OPTIONS OUTSTANDING at 12/31/14 (premiums $1,220,156) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/$99.42	$36,000,000	$93,960
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.48	36,000,000	43,200
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.53	21,000,000	26,460
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/98.34	21,000,000	22,470
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/97.66	21,000,000	12,180
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Feb-15/97.47	21,000,000	10,290
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/102.13	21,000,000	21
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/101.13	21,000,000	21
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/101.94	21,000,000	21
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Jan-15/100.94	21,000,000	21

Total			$208,644

TBA SALE COMMITMENTS OUTSTANDING at 12/31/14 (proceeds receivable $19,185,117) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, January 1, 2045	$8,000,000	1/14/15	$8,686,875
Federal National Mortgage Association, 4s, January 1, 2045	5,000,000	1/14/15	5,338,281
Federal National Mortgage Association, 3 1/2s, January 1, 2045	5,000,000	1/14/15	5,214,844

Total			$19,240,000

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$131,520,000	(E)	$556,814	3/18/17	1.25%	3 month USD-LIBOR-BBA	$64,008
	177,648,000	(E)	3,137,421	3/18/20	2.25%	3 month USD-LIBOR-BBA	(25,424)
	17,760,000	(E)	979,049	3/18/25	3.00%	3 month USD-LIBOR-BBA	(62,202)
	9,739,000	(E)	(1,579,516)	3/18/45	3 month USD-LIBOR-BBA	3.50%	37,276
	40,826,000		(165)	12/19/19	1.742%	3 month USD-LIBOR-BBA	37,392
	51,441,000		(414)	12/19/19	1.7285%	3 month USD-LIBOR-BBA	80,576
	40,826,000		(165)	12/19/19	1.734%	3 month USD-LIBOR-BBA	53,219

	Total		$3,093,024	$184,845
(E)	Extended effective date.

Putnam American Government Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/14 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$2,070,656	$—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	$5,686
2,046,434	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,993)
3,966,907	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,101)
3,640,997	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(426)
3,338,545	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,174
10,366,145	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(26,395)
8,970,518	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,154
10,524,027	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,700
406,984	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	1,393
962,544	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	338
1,214,311	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	427
861,253	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	154
8,875,308	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(22,599)
10,989,512	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,863
3,386,785	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	11,589
84,557	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	51
743,563	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	261
3,273,291	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,008)
804,583	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	157
19,428,972	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,830
3,746,080	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,539)
5,988,734	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(16,480)
386,108	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(45)
1,789,964	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	4,916
6,703,400	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,357
97,210	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(11)
315,386	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(37)
228,552	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(27)
11,262,952	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(28,678)
3,191,552	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(5,794)
1,706,616	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,850)
853,348	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(925)
853,348	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(925)
1,712,494	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,856)
4,447,703	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(4,821)
1,712,494	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,856)
1,435,176	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	857
3,419,110	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(3,706)
1,574,961	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,520
1,086,843	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,767)
1,272,193	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	447
Citibank, N.A.
1,477,816	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	520
160,694	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	56
Credit Suisse International
404,770	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	142
2,299,905	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,680
Goldman Sachs International
2,158,449	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,290
1,665,082	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	995
5,812,005	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,042
2,091,419	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,250
6,201,080	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,180
5,078,148	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,390)
5,078,148	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,390)
3,089,521	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,867)
1,160,663	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,955)
1,197,798	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,669)
372,676	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	67
2,556,927	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	458
1,645,660	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,190)
4,232,341	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,773)
1,974,808	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,028)
156,955	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(400)
418,442	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,065)
823,146	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	492
2,365,459	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,413
3,345,213	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,162)
3,734,583	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,112)
3,946,199	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	707
4,146,083	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,116)
3,110,954	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,561)
3,090,016	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,944
JPMorgan Chase Bank N.A.
2,813,267	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,742)
3,110,954	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,561)
3,089,611	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,943

Total	$—	$(191,767)

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through December 31,2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $544,951,658.
(b)	The aggregate identified cost on a tax basis is $648,548,199, resulting in gross unrealized appreciation and depreciation of $22,840,867 and $8,464,737, respectively, or net unrealized appreciation of $14,376,130.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$102,642,994	$60,389,646	$65,469,383	$19,394	$97,563,257
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
At the close of the reporting period, the fund maintained liquid assets totaling $308,466,477 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Board has formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to gain exposure to specific sectors, to hedge and gain exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $488,658 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,590,315 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,458,654 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	—	127,724,520	—
Purchased options outstanding	—	291,690	—
Purchased swap options outstanding	—	6,480,333	—
U.S. government and agency mortgage obligations	—	192,156,587	—
U.S. treasury obligations	—	149,923,571	—
Short-term investments	97,563,257	88,784,371	—

Totals by level	$97,563,257	$565,361,072	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	(296,142)	—	—
Written options outstanding	—	(208,644)	—
Written swap options outstanding	—	(7,437,865)	—
TBA sale commitments	—	(19,240,00)	—
Interest rate swap contracts	—	(2,908,179)	—
Total return swap contracts	—	(191,767)	—

Totals by level	$(296,142)	$(29,986,455)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$9,383,559	$13,654,133

Total	$9,383,559	$13,654,133

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$111,500,000
Purchased swap option contracts (contract amount)		$857,500,000
Written TBA commitment option contracts (contract amount) (Note 3)		$217,500,000
Written swap option contracts (contract amount)		$472,900,000
Futures contracts (number of contracts)		1,000
Centrally cleared interest rate swap contracts (notional)		$415,800,000
OTC total return swap contracts (notional)		$232,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	–	–	39,137	–	–	–	–	–	39,137
	OTC Total return swap contracts*#	–	49,874	–	576	3,822	14,838	$4,943	–	74,053
	Futures contracts§	–	–	–	–	–	–	–	175,969	175,969
	Purchased swap options#	1,235,559	922,831	–	2,442,907	1,426,533	452,503	–	–	6,480,333
	Purchased options#	–	–	–	–	–	–	291,690	–	291,690

	Total Assets	$1,235,559	$972,705	$39,137	$2,443,483	$1,430,355	$467,341	$296,634	$175,969	$7,061,182

	Liabilities:
	Centrally cleared interest rate swap contracts§	–	–	167,684	–	–		–	–	167,684
	OTC Total return swap contracts*#	–	152,839	–	–	–	96,678	16,303	–	265,820
	Futures contracts§	–	–	–	–	–	–	–	–	–
	Written swap options#	1,490,193	1,011,876	–	2,502,219	906,292	589,278	938,007	–	7,437,865
	Written options#	–	–	–	–	–	–	208,644	–	208,644

	Total Liabilities	$1,490,193	$1,164,715	$167,684	$2,502,219	$906,292	$685,956	$1,162,954	$–	$8,080,013

	Total Financial and Derivative Net Assets	$(254,634)	$(192,010)	$(128,547)	$(58,736)	$524,063	$(218,615)	$(866,320)	$175,969	$(1,018,830)
	Total collateral received (pledged)##†	$(254,634)	$(192,010)	$–	$–	$488,658	$(129,797)	$(866,320)	$–
	Net amount	$–	$–	$(128,547)	$(58,736)	$35,405	$(88,818)	$–	$175,969

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2015